UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 34.5% (25.5% of Total Investments)
	Aerospace & Defense – 1.1%
907	Alliant Techsystems Inc., (2)	$ 49,441
12,100	BE Aerospace Inc., (2)	400,631
3,065	Esterline Technologies Corporation, (2)	158,890
280,000	Finmeccanica SPA, (2), (3)	1,937,380
4,675	GeoEye, Inc., (2)	132,536
4,320	Hexcel Corporation	95,731
16,910	Honeywell International Inc.	742,518
3,620	L-3 Communications Holdings, Inc.	224,331
56,910	Lockheed Martin Corporation, (4)	4,133,942
150,200	Thales S.A., (3)	4,694,871
11,790	United Technologies Corporation	829,544
	Total Aerospace & Defense	13,399,815
	Air Freight & Logistics – 0.0%
2,010	Atlas Air Worldwide Holdings Inc.	66,913
3,860	FedEx Corporation	261,245
	Total Air Freight & Logistics	328,158
	Auto Components – 0.0%
3,540	Tenneco Inc.	90,659
7,790	TRW Automotive Holdings Corporation, (2)	254,967
5,600	Visteon Corporation	240,800
	Total Auto Components	586,426
	Automobiles – 0.4%
16,860	Ford Motor Company	163,036
94,118	Honda Motor Company Limited, (3)	2,757,173
68,655	Toyota Motor Corporation, (3)	2,353,436
	Total Automobiles	5,273,645
	Beverages – 0.8%
242,429	Coca-Cola Amatil Limited, (3)	2,777,227
32,149	Coca-Cola Femsa SAB de CV	2,852,581
1,210	Coca-Cola Bottling Company Consolidated	67,107
44,380	Coca-Cola Company	2,998,313
5,950	Dr. Pepper Snapple Group	230,741
	Total Beverages	8,925,969
	Biotechnology – 0.3%
12,500	Amgen Inc., (2)	686,875
6,550	Amylin Pharmaceuticals Inc., (2)	60,457
3,310	Aveo Pharmaceuticals Inc.	50,941
8,720	Biogen Idec Inc.	812,268
9,215	BioMarin Pharmaceutical Inc., (2)	293,682
3,640	Celgene Corporation, (2)	225,389
20,250	Gilead Sciences, Inc., (2)	785,700
6,150	Incyte Pharmaceuticals Inc., (2)	85,916
21,690	Nabi Biopharmaceuticals, (2)	36,439
16,790	Neurocrine Biosciences Inc.	100,404
15,160	PDL Biopahrma Inc.	84,138
3,900	Targacept, Inc.	58,500
	Total Biotechnology	3,280,709
	Building Products – 0.1%
36,123	Masonite Worldwide Holdings, (2), (3)	975,321
	Capital Markets – 0.5%
8,090	Affiliated Managers Group Inc., (2), (3)	631,425
4,880	Ameriprise Financial, Inc.	192,077
7,890	Apollo Investment Corporation	59,333
5,480	Artio Global Investors Inc.	43,621
5,890	Calamos Asset Management, Inc. Class A	58,959
3,050	Cohen & Steers Inc.	87,688
512,000	Egyptian Financial Group - Hermes Holdings, (3)	1,441,495
215,000	GP Investments	514,559
23,480	Invesco LTD	364,175
9,740	T. Rowe Price Group Inc.	465,280
66,430	UBS AG, (3)	759,864
137,000	Uranium Participation Corporation, (2)	741,283
9,870	Waddell & Reed Financial, Inc., Class A	246,849
5,470	Walter Investment Management Corporation	125,427
	Total Capital Markets	5,732,035
	Chemicals – 1.0%
5,630	Airgas, Inc.	359,307
13,540	Celanese Corporation, Series A	440,456
2,300	CF Industries Holdings, Inc.	283,797
4,520	E.I. Du Pont de Nemours and Company	180,664
2,200	FMC Corporation	152,152
11,790	Interpid Potash Inc., (2)	293,217
117,975	Kuraray Company Limited, (3)	1,608,954
7,070	LyondellBasell Industries NV	172,720
3,330	Minerals Technologies Inc.	164,069
7,410	Monsanto Company	444,896
23,550	Mosaic Company	1,153,244
39,243	Nitto Denko Corporation, (3)	1,544,472
2,300	OM Group Inc.	59,731
35,790	Potash Corporation of Saskatchewan	1,554,008
5,290	Scotts Miracle Gro Company	235,934
72,873	Umicore, (3)	2,641,836
7,155	Westlake Chemical Corporation	245,273
	Total Chemicals	11,534,730
	Commercial Banks – 1.9%
10,044	Associated Banc-Corp.	93,409
114,352	Banco Itau Holdings Financeira, S.A., Sponsred ADR	1,774,743
130,066	Banco Santander Central Hispano S.A., (3)	1,063,406
17,770	BNP Paribas SA, (3)	700,540
10,347	Commerce Bancshares Inc.	359,558
9,120	Community Bank System Inc.	206,933
294,358	DnB NOR ASA, (3)	2,933,621
10,510	First Financial Bancorp.	145,038
111,780	Hang Seng Bank, (3)	1,310,182
229,950	HSBC Holdings PLC, (3)	1,761,255
64,060	KeyCorp.	379,876
9,240	M&T Bank Corporation	645,876
134,868	Mitsubishi UFJ Financial Group, Inc., ADR	618,997
438,604	Mizuho Financial Group, (3)	642,285
21,730	Societe Generale, (3)	568,843
122,317	Standard Chartered PLC, (3)	2,440,343
678,000	Sumitomo Mitsui Financial Group, (3)	2,244,108
21,982	Sumitomo Mitsui Financial Group, (3)	619,355
38,200	Toronto-Dominion Bank	2,719,093
22,150	U.S. Bancorp	521,411
41,400	Wells Fargo & Company	998,568
23,120	Zions Bancorporation	325,298
	Total Commercial Banks	23,072,738
	Commercial Services & Supplies – 0.3%
39,340	Aggreko PLC, (3)	989,955
4,540	Clean Harbors, Inc., (2)	232,902
34,385	Republic Services, Inc.	964,843
5,808	Stericycle Inc., (2)	468,822
12,740	Waste Management, Inc.	414,814
	Total Commercial Services & Supplies	3,071,336
	Communications Equipment – 0.6%
11,115	Cisco Systems, Inc., (2)	172,171
2,660	Comtech Telecom Corporation, (2)	74,719
1,790	Interdigital Inc., (2)	83,378
29,990	Motorola Solutions Inc.	1,256,581
576,000	Nokia Oyj, (4)	3,260,160
3,535	Plantronics Inc.	100,571
39,450	QUALCOMM, Inc.	1,918,454
	Total Communications Equipment	6,866,034
	Computers & Peripherals – 0.5%
13,015	Apple, Inc., (2)	4,961,058
16,790	EMC Corporation, (2)	352,422
5,300	Network Appliance Inc., (2)	179,882
8,070	SanDisk Corporation, (2)	325,625
10,020	Seagate Technology, (2)	103,006
1,639	Western Digital Corporation, (2)	42,155
	Total Computers & Peripherals	5,964,148
	Construction & Engineering – 0.2%
9,130	Fluor Corporation	425,002
5,350	MasTec Inc.	94,214
39,730	Royal Boskalis Westminster NV, (3)	1,222,026
4,819	Shaw Group Inc., (2)	104,765
	Total Construction & Engineering	1,846,007
	Construction Materials – 0.2%
1,575,000	India Cements Limited, 144A, Reg S, GDR, (3)	2,307,304
2,700,000	Luks Group Vietnam Holdings Company Limited, (3)	613,646
	Total Construction Materials	2,920,950
	Consumer Finance – 0.1%
5,590	American Express Company	250,991
3,900	Capital One Financial Corporation	154,557
11,970	Discover Financial Services	274,592
	Total Consumer Finance	680,140
	Diversified Consumer Services – 0.0%
4,570	Sothebys Holdings Inc.	125,995
	Diversified Financial Services – 0.1%
34,236	Citigroup Inc.	877,126
80,000	Guoco Group Ltd., ADR, (3)	732,748
	Total Diversified Financial Services	1,609,874
	Diversified Telecommunication Services – 0.9%
93,800	KT Corporation, Sponsored ADR	1,386,364
134,300	Nippon Telegraph and Telephone Corporation, ADR	3,216,485
86,500	PT Telekomunikasi Indonesia	2,860,555
41,600	Telecom Egypt SAE, (3)	102,069
2,240,000	Telecom Italia S.p.A., (3)	2,178,464
43,380	Verizon Communications Inc.	1,596,384
	Total Diversified Telecommunication Services	11,340,321
	Electric Utilities – 1.9%
231,574	Centrais Electricas Brasileiras S.A., PFD B ADR	2,707,100
26,020	Duke Energy Corporation	520,140
3,330	Edison International	127,373
28,719	Electricite de France S.A, ADR, (3)	164,847
172,400	Electricite de France S.A, (3)	4,992,866
145,754	Exelon Corporation, (4)	6,210,578
233,614	Korea Electric Power Corporation, Sponsored ADR	1,985,719
21,400	Northeast Utilities	720,110
7,190	Portland General Electric Company	170,331
18,030	Progress Energy, Inc.	932,512
36,582	RusHydro, ADR, (2), (3)	122,184
620,000	RusHydro, ADR, (2), (3)	2,113,961
35,930	Southern Company	1,522,354
6,560	UIL Holdings Corporation	216,021
	Total Electric Utilities	22,506,096
	Electrical Equipment – 0.6%
99,841	ABB Limited, (3)	1,707,868
30,441	Areva CI	967,584
5,700	Cooper Industries Inc.	262,884
20,190	Nidec Corporation, (3)	1,626,036
78,470	Sensata Techologies Holdings	2,076,316
	Total Electrical Equipment	6,640,688
	Electronic Equipment & Instruments – 0.3%
87,805	Hoya Corporation, (3)	2,035,720
185,886	Nippon Electric Glass Company Limited, (3)	1,689,144
	Total Electronic Equipment & Instruments	3,724,864
	Energy Equipment & Services – 0.3%
2,890	FMC Technologies Inc.	108,664
7,720	Global Geophysical Services Inc.	61,528
4,910	Halliburton Company	149,853
5,370	Hornbeck Offshore Services Inc.	133,767
10,400	National-Oilwell Varco Inc.	532,688
9,630	Oil States International Inc., (2)	490,360
37,740	Parker Drilling Company, (2)	165,679
13,300	RPC Inc.	217,056
5,290	Schlumberger Limited	315,972
70,800	Subsea 7 SA, (3)	1,344,912
	Total Energy Equipment & Services	3,520,479
	Food & Staples Retailing – 1.4%
11,890	Costco Wholesale Corporation	976,407
22,120	CVS Caremark Corporation	742,790
192,823	Jeronimo Martins SGPS, (3)	3,011,199
123,375	Koninklijke Ahold N.V., (3)	1,450,911
176,627	Kroger Co., (4)	3,878,729
139,739	Wal-Mart Stores, Inc., (4)	7,252,454
	Total Food & Staples Retailing	17,312,490
	Food Products – 1.2%
4,062	Archer-Daniels-Midland Company	100,778
1,470	Diamond Foods Inc.	117,291
12,800	General Mills, Inc.	492,416
21,540	H.J. Heinz Company	1,087,339
2,520	Hain Celestial Group Inc.	76,986
27,355	Hershey Foods Corporation	1,620,510
20,490	Kraft Foods Inc.	688,054
2,760	McCormick & Company, Incorporated	127,402
27,020	Mead Johnson Nutrition Company, Class A Shares	1,859,787
46,904	Nestle S.A., (3)	2,582,191
3,900	Tootsie Roll Industries Inc.	94,068
109,000	Tyson Foods, Inc., Class A, (4)	1,892,240
111,340	Unilever PLC, ADR, (3)	3,487,628
	Total Food Products	14,226,690
	Gas Utilities – 0.0%
3,350	National Fuel Gas Company	163,078
24,640	Questar Corporation	436,374
	Total Gas Utilities	599,452
	Health Care Equipment & Supplies – 0.3%
8,100	Align Technology, Inc., (2)	122,877
17,710	Baxter International, Inc.	994,239
13,240	Becton, Dickinson and Company	970,757
4,960	C. R. Bard, Inc.	434,198
29,700	CareFusion Corporation, (2)	711,315
2,020	Cooper Companies, Inc.	159,883
8,400	Hologic Inc., (2)	127,764
7,180	Masimo Corporation	155,447
7,610	Saint Jude Medical Inc.	275,406
3,230	Steris Corporation	94,542
	Total Health Care Equipment & Supplies	4,046,428
	Health Care Providers & Services – 0.9%
124,406	Aetna Inc., (4)	4,522,158
2,170	Air Methods Corporation, (2)	138,164
3,205	Centene Corporation, (2)	91,887
5,750	Davita Inc.	360,353
38,587	Fresenius Medical Care, ADR, (3)	2,617,708
3,615	HealthSouth Corporation, (2)	53,972
1,390	HealthSpring, Inc.	50,679
7,160	Humana Inc., (2)	520,747
2,700	Laboratory Corporation of America Holdings	213,435
4,730	Lincare Holdings	106,425
19,770	McKesson HBOC Inc.	1,437,279
4,160	Molina Healthcare Inc.	64,230
5,140	Owens and Minor Inc.	146,387
105,000	Profarma Distribuidora de Produtos Farmaceuticos SA	558,436
	Total Health Care Providers & Services	10,881,860
	Hotels, Restaurants & Leisure – 0.3%
10,590	Ameristar Casinos, Inc.	169,970
37,450	International Game Technology	544,149
18,060	Las Vegas Sands	692,420
6,640	McDonald’s Corporation	583,125
38,500	Orascom Development Holding AG, (3)	729,608
3,400	Penn National Gaming, Inc.	113,186
3,100	Red Robin Gourmet Burgers, Inc., (2)	74,679
6,670	Royal Caribbean Cruises Limited	144,339
22,940	Scientific Games Corporation	163,333
15,110	Starbucks Corporation	563,452
6,235	Vail Resorts, Inc.	235,621
850	Wynn Resorts Ltd	97,818
	Total Hotels, Restaurants & Leisure	4,111,700
	Household Durables – 0.2%
85,506	Brookfield Residential Properties Inc.	568,615
10,092	Brookfield Residential Properties Inc.	67,126
429,314	Oriental Weavers Company, (3)	2,223,782
1,280	Tempur Pedic International Inc., (2)	67,341
	Total Household Durables	2,926,864
	Household Products – 0.2%
2,970	Colgate-Palmolive Company	263,380
14,470	Kimberly-Clark Corporation	1,027,515
14,490	Procter & Gamble Company	915,478
2,560	Spectrum Brands Inc.	60,467
	Total Household Products	2,266,840
	Independent Power Producers & Energy Traders – 0.0%
10,850	AES Corporation, (2)	105,896
	Industrial Conglomerates – 0.4%
342,952	Fraser and Neave Limited, (3)	1,505,420
85,300	General Electric Company	1,299,972
22,000	Rheinmetall AG, (3)	1,031,930
11,730	Siemens AG, Sponsored ADR, (3)	1,055,352
9,350	Tyco International Ltd.	381,013
	Total Industrial Conglomerates	5,273,687
	Insurance – 1.2%
5,780	AFLAC Incorporated	202,011
8,910	Alterra Capital Holdings Limited	169,023
6,589	American International Group	144,629
24,430	Aon Corporation	1,025,571
3,755	Axis Capital Holdings Limited	97,405
4,920	Chubb Corporation	295,151
1,695	Endurance Specialty Holdings Limited	57,884
6,030	Everest Reinsurance Group Ltd	478,661
62,476	Hannover Rueckversicherung AG, (3)	2,824,637
19,120	Hartford Financial Services Group, Inc.	308,597
27,930	Marsh & McLennan Companies, Inc.	741,262
12,370	Meadowbrook Insurance Group, Inc.	110,217
76,000	Mitsui Sumitomo Insurance Company Limited, (3)	1,653,584
6,799	MS&AD Insurance Group Holdings Inc., (3)	73,293
13,150	National Financial Partners Corp., (2)	143,861
2,230	Navigators Group, Inc.	96,336
11,969	Old Republic International Corporation	106,763
2,890	PartnerRe Limited	151,060
8,940	Primerica Inc.	192,746
155,544	Prudential Corporation PLC, (3)	1,335,818
63,090	SCOR SE, ADR, (3)	1,360,919
18,940	Torchmark Corporation	660,248
2,910	Tower Group Inc.	66,523
49,290	Willis Group Holdings PLC	1,694,097
8,470	WR Berkley Corporation	251,474
36,320	XL Capital Ltd, Class A	682,816
	Total Insurance	14,924,586
	Internet & Catalog Retail – 0.0%
1,710	Amazon.com, Inc., (2)	369,753
	Internet Software & Services – 0.2%
1,707	Google Inc., Class A, (2)	878,047
5,820	IAC/InterActiveCorp., (2)	230,181
4,585	Rackspace Hosting Inc., (2)	156,532
37,027	Tencent Holdings Limited, (2), (3)	766,147
27,300	Yahoo! Inc.	359,268
	Total Internet Software & Services	2,390,175
	IT Services – 0.6%
18,340	Accenture Limited	966,151
7,650	CSG Systems International Inc., (2)	96,696
20,685	International Business Machines Corporation (IBM)	3,620,496
1,705	MasterCard, Inc.	540,758
5,320	Maximus Inc.	185,668
7,550	Paychex, Inc.	199,094
5,630	Teradata Corporation, (2)	301,374
17,761	VeriFone Holdings Inc., (2)	621,990
4,130	Visa Inc.	354,024
4,390	Wright Express Corporation, (2)	166,996
	Total IT Services	7,053,247
	Leisure Equipment & Products – 0.1%
5,744	Polaris Industries Inc.	287,028
24,500	Sankyo Company Ltd, (3)	1,325,699
	Total Leisure Equipment & Products	1,612,727
	Life Sciences Tools & Services – 0.1%
3,980	Agilent Technologies, Inc., (2)	124,375
1,290	Bio-Rad Laboratories Inc., (2)	117,093
11,150	Life Technologies Corporation, (2)	428,495
10,270	Waters Corporation, (2)	775,282
	Total Life Sciences Tools & Services	1,445,245
	Machinery – 0.8%
6,152	AGCO Corporation, (2)	212,675
4,180	Astecx Industries Inc.	122,390
20,120	Caterpillar Inc.	1,485,661
20,280	Cummins Inc.	1,656,065
2,790	Dover Corporation	130,014
9,300	Eaton Corporation	330,150
1,263	Japan Steel Works Limited, (3)	76,684
2,340	Joy Global Inc.	145,969
52,839	Kone OYJ, (3)	2,513,186
71,713	Nabtesco Corporation, (3)	1,355,419
2,480	Nordson Corporation	98,555
4,349	Twin Disc, Inc.	115,988
16,200	Vallourec SA, (3)	927,721
2,790	Wabtec Corporation	147,507
	Total Machinery	9,317,984
	Marine – 0.1%
61,000	Stolt-Nielsen S.A., (3)	1,127,311
	Media – 0.4%
35,585	Comcast Corporation, Class A	743,727
81,187	Cumulus Media, Inc.	230,571
24,385	Dex One Corporation, (2)	13,656
10,115	DIRECTV Group, Inc., (2)	427,359
3,640	Liberty Media Starz, (2)	231,358
5,297	Madison Square Garden Inc., (2)	120,772
56,735	Metro-Goldwyn-Mayer, (3)	999,954
9,050	Scripps Networks Interactive, Class A Shares	336,389
1,663	Time Warner Cable, Class A	104,220
22,680	Viacom Inc., Class B	878,623
115,380	WPP Group PLC, (3)	1,068,708
	Total Media	5,155,337
	Metals & Mining – 4.0%
138,408	AngloGold Ashanti Limited, Sponsored ADR, (4)	5,724,555
189,200	Barrick Gold Corporation, (4)	8,826,180
65,667	BHP Billiton PLC, ADR, (3)	2,174,263
21,950	Freeport-McMoRan Copper & Gold, Inc.	668,378
440,908	Gold Fields Limited, Sponsored ADR, (4)	6,754,711
552,000	Gran Colombia Gold Corporation	310,793
119,650	Iluka Resources Limited, (3)	1,400,462
28,278	Kinross Gold Corporation	417,949
5,476	Newcrest Mining Limited, Sponsored ADR, (3)	179,941
147,000	Newcrest Mining Limited, (3)	4,845,289
141,504	Newmont Mining Corporation, (4)	8,900,602
16,868	NovaGold Resources Inc., (2)	108,799
918,326	Polyus Gold International Limited, GDR, (3)	2,846,811
46,480	Rio Tinto Limited, (2), (3)	2,722,494
2,480	RTI International Metals, Inc.	57,834
7,580	Steel Dynamics Inc.	75,194
63,420	Titanium Metals Corporation, (2)	950,032
3,317,253	Village Main Reef Limited	690,196
11,810	Walter Industries Inc.	708,718
	Total Metals & Mining	48,363,201
	Multiline Retail – 0.4%
4,634	Dillard’s, Inc., Class A	201,486
35,090	Macy’s, Inc.	923,569
69,059	Next PLC, (3)	2,707,444
9,450	Target Corporation	463,428
	Total Multiline Retail	4,295,927
	Multi-Utilities – 0.2%
5,230	Alliant Energy Corporation	202,296
11,310	Consolidated Edison, Inc.	644,896
21,690	Dominion Resources, Inc.	1,101,201
3,560	OGE Energy Corp.	170,132
4,290	Sempra Energy	220,935
	Total Multi-Utilities	2,339,460
	Office Electronics – 0.1%
34,257	Canon Inc., (3)	1,555,474
	Oil, Gas & Consumable Fuels – 3.0%
3,600	Apache Corporation	288,864
57,510	Arch Coal Inc.	838,496
144,110	BG Group PLC, (3)	2,758,066
237,630	Cameco Corporation, (4)	4,353,382
100,148	Chesapeake Energy Corporation, (4)	2,558,781
7,810	Cimarex Energy Company	435,017
11,210	Cloud Peak Energy Inc.	190,010
23,550	ConocoPhillips	1,491,186
17,435	Continental Resources Inc., (2)	843,331
4,430	CVTR Energy Inc.	93,650
6,890	Devon Energy Corporation	381,982
36,520	El Paso Corporation	638,370
3,200	EOG Resources, Inc.	227,232
4,070	Exxon Mobil Corporation	295,604
180,000	Gazprom OAO, ADR, (3)	1,723,095
2,532	Hess Corporation	132,829
12,740	HollyFrontier Company	334,043
17,340	Marathon Oil Corporation	374,197
17,120	Marathon Petroleum Corporation	463,267
6,210	Murphy Oil Corporation	274,234
4,330	Newfield Exploration Company, (2)	171,858
243,200	Nexen Inc.	3,767,168
11,000	Niko Resources Limited	453,163
6,520	Occidental Petroleum Corporation	466,180
2,820	Peabody Energy Corporation	95,542
2,314	Petrobras Energia S.A., ADR	31,818
14,850	Petroquest Energy Inc., (2)	81,675
5,400,000	PT Medco Energi Internasional TBK, (3)	1,305,108
9,490	QEP Resources Inc., (2)	256,894
8,870	Range Resources Corporation	518,540
50,570	Repsol YPF S.A, (3)	1,334,986
96,560	Royal Dutch Shell PLC, Class B Shares, (3)	3,004,438
4,120	SM Energy Company	249,878
65,140	StatoilHydro ASA, (3)	1,397,766
8,850	Stone Energy Corporation, (2)	143,459
71,100	Suncor Energy, Inc., (4)	1,808,784
22,970	Sunoco, Inc.	712,300
12,860	Teekay Shipping Corporation	290,765
3,580	Tesoro Corporation	69,703
42,285	Total SA, (3)	1,865,588
1,600	Whiting Petroleum Corporation, (2)	56,128
	Total Oil, Gas & Consumable Fuels	36,777,377
	Paper & Forest Products – 0.0%
3,380	Clearwater Paper Corporation	114,852
14,233	Stora Enso Oyj, (3)	84,259
	Total Paper & Forest Products	199,111
	Personal Products – 0.0%
15,550	Prestige Brands Holdings Inc.	140,728
	Pharmaceuticals – 1.9%
13,190	Abbott Laboratories	674,537
38,200	AstraZeneca Group, Sponsored ADR, (4)	1,694,552
40,130	AstraZeneca Group, (3)	1,780,948
32,957	Bristol-Myers Squibb Company	1,034,191
124,504	Eli Lilly and Company, (4)	4,602,913
38,975	Johnson & Johnson, (4)	2,483,097
23,972	Merck & Company Inc.	784,124
31,154	Novartis AG, Sponsored ADR, (3)	1,740,315
18,670	Novo Nordisk A/S, (3)	1,862,037
43,000	Pfizer Inc.	760,240
30,703	Sanofi-Aventis, S.A., (3)	2,019,543
36,500	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,358,530
8,270	Warner Chilcott Limited, (2)	118,261
31,420	Watson Pharmaceuticals Inc., (2)	2,144,415
	Total Pharmaceuticals	23,057,703
	Professional Services – 0.0%
1,660	Acacia Research, (2)	59,743
2,650	Towers Watson & Company, Class A Shares	158,417
	Total Professional Services	218,160
	Real Estate – 0.5%
4,110	American Campus Communities Inc.	152,933
3,610	Annaly Capital Management Inc.	60,034
7,590	Camden Property Trust	419,423
5,450	Chesapeake Lodging Trust	65,782
16,270	Digital Realty Trust Inc.	897,453
15,970	Duke Realty Corporation	167,685
3,820	Equity Lifestyles Properties Inc.	239,514
2,040	Essex Property Trust Inc.	244,882
2,970	Home Properties New York, Inc.	168,577
3,190	PS Business Parks Inc.	158,033
7,770	Ramco-Gershenson Properties Trust	63,714
12,315	Rayonier Inc.	453,069
8,838	Simon Property Group, Inc.	972,003
6,070	Tanger Factory Outlet Centers	157,881
3,500	Taubman Centers Inc.	176,085
163,410	Westfield Group, (3)	1,211,800
163,410	Westfield Realty Trust, (3)	380,300
	Total Real Estate	5,989,168
	Real Estate Management & Development – 0.3%
98,560	Brookfield Properties Corporation	1,362,854
4,000	CommomWealth REIT	97,760
364,087	Hysan Development Company, (3)	1,089,168
50,633	Solidere, 144A, GDR, (3)	768,614
	Total Real Estate Management & Development	3,318,396
	Road & Rail – 0.6%
28,320	CSX Corporation	528,734
42,300	East Japan Railway Company, (3)	2,564,506
5,110	Genesee & Wyoming Inc.	237,717
10,430	Hertz Global Holdings Inc., (2)	92,827
2,830	J.B. Hunt Transports Serives Inc.	102,220
22,310	Kansas City Southern Industries, (2)	1,114,608
3,740	Norfolk Southern Corporation	228,215
13,910	Ryder System, Inc.	521,764
2,360	Union Pacific Corporation	192,741
47,200	West Japan Railway Company, (3)	2,023,276
	Total Road & Rail	7,606,608
	Semiconductors & Equipment – 0.3%
68,820	ASM Lithography Holding NV, (3)	2,379,686
33,660	Cypress Semiconductor Corporation, (2)	503,890
29,380	Intel Corporation	626,675
4,000	KLA-Tencor Corporation	153,120
16,400	Kulicke & Soffa Industries Inc.	122,344
17,330	Micron Technology, Inc., (2)	87,343
14,955	ON Semiconductor Corporation, (2)	107,227
20,740	Silicon Image, Inc., (2)	121,744
	Total Semiconductors & Equipment	4,102,029
	Software – 0.5%
4,550	Advent Software Inc., (2)	94,868
3,070	Ansys Inc., (2)	150,553
3,420	BMC Software, Inc., (2)	131,875
4,465	CommVault Systems, Inc., (2)	165,473
2,570	Intuit, Inc.	121,921
3,850	Manhattan Associates Inc., (2)	127,358
1,850	Micros Systems, Inc., (2)	81,234
177,214	Microsoft Corporation, (4)	4,410,856
31,280	Oracle Corporation	898,987
1,530	Salesforce.com, Inc., (2)	174,848
7,810	TeleNav Inc.	69,275
	Total Software	6,427,248
	Specialty Retail – 0.3%
3,950	Advance Auto Parts, Inc.	229,495
3,250	Body Central Corporation	59,020
7,310	Express Inc.	148,320
17,000	Gap, Inc.	276,080
10,770	Home Depot, Inc.	354,010
19,970	Limited Brands, Inc.	769,045
2,680	Ross Stores, Inc.	210,889
9,520	Tiffany & Co.	579,006
1,580	Vitamin Shoppe Inc.	59,155
13,870	Williams-Sonoma Inc.	427,057
	Total Specialty Retail	3,112,077
	Textiles, Apparel & Luxury Goods – 0.5%
103,790	Burberry Group PLC, (3)	1,884,753
14,220	LVMH Moet Hennessy, (3)	1,877,046
1,980	Oxford Industries Inc.	67,914
1,390	PVH Corporation	80,954
670,011	Yue Yuen Industrial Holdings Limited, (3)	1,741,394
	Total Textiles, Apparel & Luxury Goods	5,652,061
	Thrifts & Mortgage Finance – 0.0%
11,690	Ocwen Financial Corporation	154,425
	Tobacco – 0.5%
25,370	Alliance One International, Inc., (2)	61,903
16,670	Altria Group, Inc.	446,923
49,760	British American Tobacco PLC, (3)	2,101,131
45,000	Eastern Tobacco, (3)	659,643
4,050	Lorillard Inc.	448,335
28,219	Philip Morris International	1,760,301
20,940	Reynolds American Inc.	784,831
	Total Tobacco	6,263,067
	Trading Companies & Distributors – 0.3%
6,585	CAI International Inc.	77,174
217,926	Mitsui & Company Limited, (3)	3,156,714
7,590	United Rentals Inc.	127,814
	Total Trading Companies & Distributors	3,361,702
	Water Utilities – 0.0%
3,240	American Water Works Company	97,783
	Wireless Telecommunication Services – 0.6%
4,660	Crown Castle International Corporation	189,520
34,632	Millicom International Cellular S.A., (3)	3,451,134
202,954	Turkcell Iletisim Hizmetleri A.S., ADR, (4)	2,289,319
676,090	Vodafone Group PLC, (3)	1,742,471
	Total Wireless Telecommunication Services	7,672,444
	Total Common Stocks (cost $444,748,698)	419,778,899

Shares	Description (1)	Coupon	Ratings (5)	Value
	Convertible Preferred Securities – 1.2% (0.9% of Total Investments)
	Capital Markets – 0.0%
8,150	AMG Capital Trust II, Convertible Bond	5.150%	BB	$ 304,606
	Commercial Banks – 0.6%
2,739	KeyCorp Convertible Preferred Stock	7.750%	Ba1	278,009
7,300	Credit Suisse AG	7.875%	BBB+	7,044,500
	Total Commercial Banks			7,322,509
	Food Products – 0.1%
7,450	Bunge Limited, Convertible Bonds	4.875%	Ba1	676,088
	Gas Utilities – 0.0%
5,475	El Paso Energy Capital Trust I, Convertible Preferred	4.750%	B	244,842
	Health Care Providers & Services – 0.0%
11,650	Omnicare Capital Trust II, Series B	4.000%	B	442,700
	Independent Power Producers & Energy Traders – 0.1%
13,950	AES Trust III, Convertible Preferred	6.750%	B	679,644
	Insurance – 0.0%
7,200	Aspen Insurance Holdings Limited	5.625%	BBB-	360,000
	Machinery – 0.1%
13,000	Stanley, Black, and Decker Inc.	4.750%	BBB+	1,342,120
	Media – 0.0%
150	Interpublic Group Companies Inc., Convertible Notes	0.000%	B+	153,750
	Oil, Gas & Consumable Fuels – 0.1%
1,400	Chesapeake Energy Corporation, Convertible	5.750%	B+	1,534,750
	Real Estate – 0.2%
44,915	CommonWealth REIT, Convertible Debt	6.500%	Baa3	916,715
27,500	Health Care REIT, Inc., Convertible Bonds	6.500%	Baa3	1,273,250
	Total Real Estate			2,189,965
	Thrifts & Mortgage Finance – 0.0%
1,900	New York Community Capital Trust V	6.000%	Baa2	84,549
	Total Convertible Preferred Securities (cost $16,403,465)			15,335,523
Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 Par (or similar) Preferred Securities – 38.0% (28.1% of Total Investments)
	Capital Markets – 3.9%
58,500	Ameriprise Financial, Inc.	7.750%	A	$ 1,589,445
72,875	BNY Capital Trust V, Series F	5.950%	A1	1,834,993
683,077	Credit Suisse	7.900%	A3	17,329,663
1,179,057	Deutsche Bank Capital Funding Trust II	6.550%	BBB	24,347,527
3,200	Deutsche Bank Capital Funding Trust IX	6.625%	BBB	67,872
68,200	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	1,621,796
15,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A3	319,005
18,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	388,740
3,000	Goldman Sachs Group Inc.	6.200%	Baa2	72,270
15,900	Morgan Stanley Capital Trust V	5.750%	Baa2	321,180
2,500	Morgan Stanley Capital Trust VII	6.600%	Baa2	53,900
	Total Capital Markets			47,946,391
	Commercial Banks – 5.2%
1,500	ABN AMRO North America Capital Funding, 144A	6.968%	BB+	835,781
533,427	Banco Santander Finance	10.500%	A-	14,135,816
28,400	Barclays Bank PLC	7.750%	A-	626,504
170,400	BB&T Capital Trust VI	9.600%	Baa1	4,524,120
35,309	BB&T Capital Trust VII	8.100%	Baa1	914,503
4,800	Fifth Third Bancorp, Convertible Bond	8.500%	Ba1	613,968
2,800	Fifth Third Capital Trust V	7.250%	Baa3	70,420
1,000,000	HSBC Bank PLC	1.000%	A	520,000
367,100	HSBC Holdings PLC, (2)	8.000%	A-	9,335,353
1,400	HSBC Holdings PLC	6.200%	A-	31,878
15,100	HSBC USA Inc., Series F	2.858%	A-	662,588
150,200	Merrill Lynch Preferred Capital Trust V	7.280%	BB+	3,032,538
355,241	National City Capital Trust II	6.625%	BBB	8,984,045
9,400,000	PNC Financial Services	6.750%	A-	9,002,662
11,000	Royal Bank of Scotland Group PLC, Series L	5.750%	BB	175,890
5,400,000	Royal Bank of Scotland Group PLC	7.648%	BB	3,510,000
5,050	Wells Fargo & Company, Convertible Bond	7.500%	A-	5,216,953
9,700	Wells Fargo Capital Trust VII	5.850%	A-	245,410
	Total Commercial Banks			62,438,429
	Diversified Financial Services – 2.6%
3,240	Bank of America Corporation	7.250%	BB+	2,481,808
78,800	Bank of America Corporation	6.375%	BB+	1,444,404
69,000	Citigroup Capital Trust XI	6.000%	Baa3	1,487,640
72,000	Citigroup Capital Trust XII	8.500%	Baa3	1,807,200
178,500	Citigroup Capital XIII	7.875%	BB+	4,714,185
14,991	Citigroup Capital XVI	6.450%	Baa3	330,552
2,000	Countrywide Capital Trust III	7.000%	BB+	38,400
63,600	Countrywide Capital Trust IV	6.750%	BB+	1,220,484
188,023	ING Groep N.V.	7.200%	BBB-	3,610,042
755,475	ING Groep N.V	7.050%	BBB-	14,165,156
6,600	JPMorgan Chase Capital Trust XXIX	6.700%	A2	165,396
	Total Diversified Financial Services			31,465,267
	Diversified Telecommunication Services – 0.3%
55,726	AT&T Inc.	6.375%	A2	1,488,441
44,000	Qwest Corporation	7.500%	BBB-	1,094,720
52,000	Telephone and Data Systems Inc.	6.875%	Baa2	1,323,400
	Total Diversified Telecommunication Services			3,906,561
	Electric Utilities – 0.6%
259,300	Entergy Texas Inc.	7.875%	BBB+	7,579,339
	Food Products – 0.2%
33,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,986,242
	Insurance – 8.2%
1,122,600	Aegon N.V.	6.375%	Baa1	21,789,666
35,900	Allianz SE	8.375%	A+	931,156
180,845	Arch Capital Group Limited, Series B	7.875%	BBB	4,575,379
349,824	Arch Capital Group Limited	8.000%	BBB	8,833,056
6,250,000	Dai-Ichi Mutual Life, 144A	7.250%	A3	6,146,625
29,400	Delphi Financial Group, Inc.	7.376%	BB+	707,658
197,751	EverestRe Capital Trust II	6.200%	Baa1	4,904,225
79,805	Markel Corporation	7.500%	BBB	2,005,500
804,610	PartnerRe Limited	6.750%	BBB+	19,777,314
143,693	PLC Capital Trust III	7.500%	BBB	3,599,510
14,000	PLC Capital Trust IV	7.250%	BBB	348,460
22,317	Protective Life Corporation	7.250%	BBB	556,363
126,730	Prudential Financial Inc.	9.000%	BBB+	3,510,421
24,617	Prudential PLC	6.750%	A-	616,164
1,000,000	Reinsurance Group of America Inc.	6.750%	BBB-	872,507
87,828	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	2,090,306
171,414	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	4,220,213
586,140	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	14,647,639
	Total Insurance			100,132,162
	Media – 4.6%
597,221	CBS Corporation	6.750%	Baa2	15,049,969
937,177	Comcast Corporation	7.000%	BBB+	24,010,475
30,000	Comcast Corporation	6.625%	BBB+	786,000
641,540	Viacom Inc.	6.850%	BBB+	16,365,685
	Total Media			56,212,129
	Multi-Utilities – 0.8%
122,534	Dominion Resources Inc.	8.375%	BBB	3,564,514
223,578	Xcel Energy Inc.	7.600%	BBB	6,190,875
	Total Multi-Utilities			9,755,389
	Oil, Gas & Consumable Fuels – 1.3%
608,011	Nexen Inc.	7.350%	BB+	15,413,079
	Pharmaceuticals – 0.1%
37,197	Bristol Myers Squibb Company (CORTS)	6.250%	A+	946,664
	Real Estate – 9.2%
59,021	CommomWealth REIT	7.500%	BBB	1,284,297
528,517	CommomWealth REIT	7.125%	Baa3	12,568,134
199,813	Developers Diversified Realty Corporation	7.375%	Ba1	4,699,602
15,000	Digital Realty Trust Inc.	7.000%	Baa3	374,100
6,800	Duke Realty Corporation, Series K	6.500%	Baa3	165,716
71,421	Duke Realty Corporation, Series L	6.600%	Baa3	1,722,675
121,700	Duke-Weeks Realty Corporation	6.625%	Baa3	2,924,451
106,215	Equity Residential Properties Trust, Series N	6.480%	BBB-	2,662,810
630,420	Kimco Realty Corporation, Series G	7.750%	Baa2	16,138,752
23,000	Kimco Realty Corporation, Series H	6.900%	Baa2	597,310
3,997	Prologis Inc.	8.540%	Baa3	231,701
51,275	Prologis Inc.	6.750%	Baa3	1,161,379
20,000	PS Business Parks, Inc.	0.000%	BBB-	503,000
25,432	Public Storage, Inc., Series C	6.600%	BBB+	639,360
147,869	Public Storage, Inc., Series E	6.750%	BBB+	3,739,607
66,200	Public Storage, Inc., Series H	6.950%	BBB+	1,672,874
3,400	Public Storage, Inc., Series Q	6.500%	BBB+	87,754
29,949	Public Storage, Inc.	6.875%	BBB+	825,095
233,076	Public Storage, Inc.	6.750%	BBB+	5,908,477
22,344	Realty Income Corporation	6.750%	Baa2	567,091
626,351	Vornado Realty LP	7.875%	BBB	16,786,207
1,227,443	Wachovia Preferred Funding Corporation	7.250%	A-	31,606,657
4,160	Weingarten Realty Trust	8.100%	BBB	92,144
117,000	Weingarten Realty Trust	6.950%	Baa3	2,894,580
96,725	Weingarten Realty Trust	6.500%	Baa3	2,308,826
	Total Real Estate			112,162,599
	U.S. Agency – 0.8%
155,500	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	6,530,999
48,000	Cobank Agricultural Credit Bank	11.000%	A	2,501,999
	Total U.S. Agency			9,032,998
	Wireless Telecommunication Services – 0.2%
26,700	Telephone and Data Systems Inc.	7.000%	Baa2	689,660
70,000	United States Cellular Corporation	6.950%	Baa2	1,790,599
	Total Wireless Telecommunication Services			2,480,259
	Total $25 Par (or similar) Preferred Securities (cost $471,205,099)			462,457,508

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (6)	Ratings (5)	Value
	Variable Rate Senior Loan Interests – 8.5% (6.3% of Total Investments) (7)
	Aerospace & Defense – 0.1%
$ 408	DAE Aviation Holdings, Inc., Term Loan B1	5.260%	7/31/14	B	$ 382,103
391	DAE Aviation Holdings, Inc., Term Loan B2	5.260%	7/31/14	B	366,186
799	Total Aerospace & Defense				748,289
	Airlines – 0.1%
1,496	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	1,412,086
	Automobiles – 0.1%
1,796	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	1,580,789
	Biotechnology – 0.1%
667	Alkermes, Inc., Term Loan, First Lien	5.600%	9/16/17	BB	653,335
898	Grifols, Term Loan	6.000%	6/01/17	BB	882,488
1,565	Total Biotechnology				1,535,823
	Chemicals – 0.2%
1,875	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	1,863,951
993	Univar, Inc., Term Loan	5.000%	6/30/17	B	931,296
2,868	Total Chemicals				2,795,247
	Communications Equipment – 0.4%
2,284	Avaya, Inc., Term Loan B3	4.814%	10/26/17	B1	1,952,021
1,634	Avaya, Inc., Term Loan	2.750%	10/27/14	B1	1,477,597
1,119	CommScope Inc., Term Loan	5.000%	1/14/18	BB	1,098,387
865	Intelsat, Term Loan	5.250%	4/02/18	BB-	834,423
5,902	Total Communications Equipment				5,362,428
	Consumer Finance – 0.1%
1,350	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	1,186,312
	Containers & Packaging – 0.1%
625	Sealed Air Corporation, Term Loan, WI/DD	TBD	TBD	Ba1	626,719
	Diversified Consumer Services – 0.1%
941	Cengage Learning Acquisitions, Inc., Term Loan	2.490%	7/03/14	B+	746,438
	Diversified Financial Services – 0.0%
160	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	157,735
	Electric Utilities – 0.2%
2,664	TXU Corporation, 2014 Term Loan	3.726%	10/10/14	B2	1,890,162
	Electrical Equipment – 0.1%
1,565	Allison Transmission Holdings, Inc., Term Loan	2.980%	8/07/14	B+	1,477,549
	Food & Staples Retailing – 0.2%
1,040	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	1,009,234
1,984	U.S. Foodservice, Inc., Term Loan	2.738%	7/03/14	B-	1,836,243
3,024	Total Food & Staples Retailing				2,845,477
	Food Products – 0.4%
2,244	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	2,082,499
1,800	JBS USA LLC, Term Loan	4.250%	5/25/18	BB	1,728,000
990	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	970,200
5,034	Total Food Products				4,780,699
	Health Care Providers & Services – 0.8%
137	Community Health Systems, Inc., Delayed Term Loan	2.569%	7/25/14	BB	128,340
836	Community Health Systems, Inc., Extended Term Loan	3.819%	1/25/17	BB	770,637
2,709	Community Health Systems, Inc., Term Loan	2.569%	7/25/14	BB	2,541,144
1,343	Emergency Medical Services, Term Loan	5.250%	5/25/18	B+	1,281,404
1,795	Golden Living, Term Loan	5.000%	5/04/18	B+	1,603,510
371	HCA, Inc., Tranche B2, Term Loan	3.619%	3/31/17	BB	350,545
1,119	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,020,497
1,796	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,633,905
10,106	Total Health Care Providers & Services				9,329,982
	Hotels, Restaurants & Leisure – 0.6%
2,214	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	2,145,008
991	Harrah’s Operating Company, Inc., Term Loan B2	3.247%	1/28/15	B	833,597
516	Herbst Gaming LLC, Term Loan	10.000%	12/31/15	B+	518,150
901	Orbitz Worldwide, Inc., Term Loan	3.266%	7/25/14	B+	791,181
132	OSI Restaurant Partners LLC, Revolver	0.340%	6/14/13	B+	123,320
1,355	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,264,251
553	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	537,060
208	Venetian Casino Resort LLC, Delayed Term Loan	2.740%	11/23/16	BB	195,149
273	Venetian Casino Resort LLC, Tranche B, Term Loan	2.740%	11/23/16	BB	255,521
7,143	Total Hotels, Restaurants & Leisure				6,663,237
	Household Products – 0.1%
993	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	913,100
	Independent Power Producers & Energy Traders – 0.1%
1,522	AES Corporation, Term Loan	4.250%	5/29/18	BB+	1,491,428
	Industrial Conglomerates – 0.1%
898	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	851,366
	Internet Software & Services – 0.1%
1,900	Go Daddy Operating Co., LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	1,803,417
	IT Services – 0.7%
1,133	First Data Corporation, Term Loan B1	2.985%	9/24/14	B+	995,184
771	First Data Corporation, Term Loan B2	2.985%	9/24/14	B+	676,812
1,222	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	1,203,153
1,173	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	5.990%	7/28/15	B+	1,090,783
994	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	899,586
2,248	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	5.990%	7/28/15	B+	2,091,832
1,153	SunGard Data Systems, Inc., Term Loan B	1.977%	2/28/14	BB	1,127,429
8,694	Total IT Services				8,084,779
	Leisure Equipment & Products – 0.1%
1,000	Academy, Ltd., Term Loan	6.000%	8/03/18	B	962,500
711	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	701,751
1,711	Total Leisure Equipment & Products				1,664,251
	Media – 1.3%
737	Cequel Communications LLC, Term Loan B	2.224%	11/05/13	Ba2	711,957
3,175	Charter Communications Operating Holdings LLC, Term Loan C	3.620%	9/06/16	BB+	3,079,427
2,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	6/15/18	Ba2	1,892,500
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	931,250
1,104	Gray Television, Inc., Term Loan B	3.730%	12/31/14	B	1,056,143
1,840	Nielsen Finance LLC, Term Loan B	3.976%	5/02/16	BB	1,785,112
815	Nielsen Finance LLC, Term Loan C	3.476%	5/02/16	Ba2	790,346
337	SuperMedia, Term Loan	8.000%	12/31/15	B-	150,983
675	Tribune Company, Term Loan B, (8), (9)	0.000%	6/04/14	Ca	370,406
5,477	Univision Communications, Inc., Term Loan	4.489%	3/31/17	B+	4,666,594
17,160	Total Media				15,434,718
	Metals & Mining – 0.1%
821	John Maneely Company, Term Loan	4.750%	4/01/17	BB	795,736
	Multiline Retail – 0.1%
1,800	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	1,673,249
	Oil, Gas & Consumable Fuels – 0.2%
2,895	CCS Income Trust, Term Loan	3.369%	11/14/14	B	2,565,461
	Personal Products – 0.1%
928	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	901,485
	Pharmaceuticals – 0.1%
1,436	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	1,358,595
	Real Estate – 0.1%
1,428	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	1,388,045
	Real Estate Management & Development – 0.3%
975	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	932,482
1,536	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,508,752
1,191	Realogy Corporation, Delayed Term Loan	4.522%	10/10/16	B1	975,814
3,702	Total Real Estate Management & Development				3,417,048
	Road & Rail – 0.1%
1,051	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	1,024,376
	Semiconductors & Equipment – 0.2%
1,981	Freescale Semiconductor, Inc., Term Loan	4.472%	12/01/16	Ba3	1,819,647
995	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	936,544
2,976	Total Semiconductors & Equipment				2,756,191
	Software – 0.2%
2,000	BlackBoard, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B+	1,863,000
869	IPC Systems, Inc., Term Loan	2.619%	6/02/14	B1	793,338
2,869	Total Software				2,656,338
	Specialty Retail – 0.8%
439	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	BB-	419,698
1,718	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,653,443
2,222	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	2,141,332
1,237	Claire’s Stores, Inc., Term Loan B	2.991%	5/29/14	B	1,051,645
998	J Crew Group, Term Loan	4.750%	3/07/18	B1	892,762
1,829	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,705,309
971	Michaels Stores, Inc., Term Loan B1	2.552%	10/31/13	B+	930,761
1,306	Michaels Stores, Inc., Term Loan B2	4.802%	7/31/16	B+	1,249,140
10,720	Total Specialty Retail				10,044,090
	Wireless Telecommunication Services – 0.1%
1,928	Clear Channel Communications, Inc., Tranche B, Term Loan	3.889%	1/29/16	CCC+	1,377,832
$ 112,470	Total Variable Rate Senior Loan Interests (cost $109,419,158)				103,340,477
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Convertible Bonds – 10.8% (7.9% of Total Investments)
	Aerospace & Defense – 0.1%
$ 377	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	$ 358,150
400	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	398,500
777	Total Aerospace & Defense				756,650
	Auto Components – 0.1%
500	BorgWarner Inc.	3.500%	4/15/12	BBB	926,875
250	TRW Automotive Inc., Convertible Bond	3.500%	12/01/15	BB-	338,125
750	Total Auto Components				1,265,000
	Automobiles – 0.1%
900	Ford Motor Company, Convertible Bonds	4.250%	11/15/16	BB-	1,168,875
	Beverages – 0.0%
400	Molson Coors Brewing Company, Convertible Notes	2.500%	7/30/13	BBB-	420,500
	Biotechnology – 0.7%
3,375	Amgen Inc., Convertible Bond	0.375%	2/01/13	A+	3,315,938
850	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B	1,415,250
900	Gilead Sciences Inc., (4)	0.625%	5/01/13	A-	1,028,250
2,650	Gilead Sciences Inc., (4)	1.625%	5/01/16	A-	3,014,375
7,775	Total Biotechnology				8,773,813
	Capital Markets – 0.3%
950	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	996,313
700	Ares Capital Corporation, Convertible Bond	5.125%	6/01/16	BBB	647,500
750	Jefferies Group Inc., Convertible Bond	3.875%	11/01/29	BBB	685,313
600	MF Global Holdings, Convertible Bond	1.875%	2/01/16	Baa2	477,000
605	MF Global Limited, Convertible Bonds	9.000%	6/20/38	Baa2	642,056
3,605	Total Capital Markets				3,448,182
	Commercial Services & Supplies – 0.0%
450	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	489,938
	Communications Equipment – 0.5%
600	Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	572,250
950	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	693,500
600	Liberty Media Corporation, Senior Debentures, Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB	324,000
4,750	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	4,387,813
6,900	Total Communications Equipment				5,977,563
	Computers & Peripherals – 0.8%
1,400	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,830,500
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	987,875
1,250	EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	1,634,375
1,450	EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	2,046,313
2,000	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,935,000
1,161	Sandisk Corporation, Convertible Bond	1.500%	8/15/17	BB-	1,211,794
7,961	Total Computers & Peripherals				9,645,857
	Containers & Packaging – 0.1%
950	Owens-Brockway Glass Containers	3.000%	6/01/15	BB	855,000
	Diversified Consumer Services – 0.1%
261	Coinstar Inc., Convertible Bond	4.000%	9/01/14	BB-	325,924
400	Sotheby’s Holdings Inc., Convertible Bond	3.125%	6/15/13	BB	451,500
661	Total Diversified Consumer Services				777,424
	Diversified Financial Services – 0.1%
800	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	818,000
450	PHH Corporation, Convertible Bond	4.000%	9/01/14	BB+	430,875
1,250	Total Diversified Financial Services				1,248,875
	Diversified Telecommunication Services – 0.1%
915	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B	1,001,925
	Electrical Equipment – 0.1%
650	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	594,750
462	General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	415,800
1,112	Total Electrical Equipment				1,010,550
	Electronic Equipment & Instruments – 0.1%
500	Anixter International Inc., Convertible Bond	1.000%	2/15/13	B+	509,375
700	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	700,875
600	Vishay Intertechnology Inc., Convertible Bonds	2.250%	11/15/40	BB+	462,750
1,800	Total Electronic Equipment & Instruments				1,673,000
	Energy Equipment & Services – 0.5%
450	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	408,375
650	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	646,750
2,800	Transocean Inc.	1.500%	12/15/37	BBB	2,761,500
1,875	Transocean Inc.	1.500%	12/15/37	BBB	1,816,406
5,775	Total Energy Equipment & Services				5,633,031
	Food Products – 0.3%
400	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	398,000
1,000	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	995,000
450	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B-	400,500
800	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B+	883,000
950	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB+	1,145,938
3,600	Total Food Products				3,822,438
	Health Care Equipment & Supplies – 0.5%
1,789	Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	1,674,951
1,089	Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	1,125,754
2,750	Medtronic, Inc.	1.625%	4/15/13	AA-	2,753,438
550	Teleflex Inc., Convertible Bond	3.875%	8/01/17	BB-	597,438
6,178	Total Health Care Equipment & Supplies				6,151,581
	Health Care Providers & Services – 0.3%
300	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB+	319,125
450	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	455,063
825	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	835,313
976	Omnicare, Inc.	3.750%	12/15/25	BB	1,091,900
538	Omnicare, Inc.	3.250%	12/15/35	B+	486,218
300	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB	341,625
3,389	Total Health Care Providers & Services				3,529,244
	Hotels, Restaurants & Leisure – 0.2%
600	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.500%	10/15/29	BB+	626,250
1,825	International Game Technology	3.250%	5/01/14	BBB	2,098,750
2,425	Total Hotels, Restaurants & Leisure				2,725,000
	Household Durables – 0.2%
911	D.R. Horton, Inc.	2.000%	5/15/14	BB-	917,833
750	Lennar Corporation, 144A	2.750%	12/15/20	B+	698,438
361	Lennar Corporation	2.000%	12/01/20	B+	338,438
2,022	Total Household Durables				1,954,709
	Independent Power Producers & Energy Traders – 0.0%
450	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	543,375
	Industrial Conglomerates – 0.1%
650	Textron Inc.	4.500%	5/01/13	BBB-	977,438
	Insurance – 0.1%
450	CNO Financial Group Inc., Convertible Bond	7.000%	12/30/16	B	551,813
750	Old Republic International Corporation	8.000%	5/15/12	BBB+	762,188
1,200	Total Insurance				1,314,001
	Internet & Catalog Retail – 0.0%
300	Priceline.com Inc., Convertible Bond	1.250%	3/15/15	BBB-	484,125
	Internet Software & Services – 0.2%
1,050	Equinix Inc., Convertible Bond	3.000%	10/15/14	B	1,098,563
850	Equinix Inc.	4.750%	6/15/16	B	1,090,125
1,900	Total Internet Software & Services				2,188,688
	Life Sciences Tools & Services – 0.1%
250	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	245,625
400	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB	404,000
650	Total Life Sciences Tools & Services				649,625
	Machinery – 0.3%
850	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	1,033,813
500	Ingersoll Rand	4.500%	4/15/12	BBB+	800,000
650	Navistar International Corporation, Convertible Bond	3.000%	10/15/14	B1	645,125
250	Terex Corporation	4.000%	6/01/15	B	244,688
600	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	539,250
2,850	Total Machinery				3,262,876
	Media – 0.5%
300	Interpublic Group Companies Inc., Convertible Notes	4.750%	3/15/23	Baa3	318,750
950	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	BB+	958,313
1,061	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB	604,770
2,700	Liberty Media Corporation	3.125%	3/30/23	BB	2,899,125
1,050	Omnicom Group Inc., Convertible Bond	0.000%	7/01/38	BBB+	1,080,188
665	XM Satellite Radio Inc., 144A	7.000%	12/01/14	BB-	774,725
6,726	Total Media				6,635,871
	Metals & Mining – 0.9%
750	Alcoa Inc., Convertible Bond	5.250%	3/15/14	BBB-	1,226,250
3,450	First Uranium Corporation	4.250%	6/30/12	N/R	2,139,994
3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	2,520,000
250	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	373,750
650	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	971,750
400	Newmont Mining Corporation	3.000%	2/15/12	BBB+	552,500
900	Newmont Mining Corporation	1.250%	7/15/14	BBB+	1,310,625
350	Steel Dynamics, Inc.	5.125%	6/15/14	BB+	360,063
900	United States Steel Corporation	4.000%	5/15/14	BB	938,250
10,650	Total Metals & Mining				10,393,182
	Multi-Utilities – 0.1%
700	CMS Energy Corporation, Convertible Bonds	2.875%	12/01/24	BB+	1,092,875
	Oil, Gas & Consumable Fuels – 0.5%
550	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	B+	521,813
600	Chesapeake Energy Corporation, Convertible Bonds	2.750%	11/15/35	BB+	621,000
1,461	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB+	1,391,603
650	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	576,063
1,150	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	1,190,250
700	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	837,375
2,246	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	1,184,765
7,357	Total Oil, Gas & Consumable Fuels				6,322,869
	Personal Products – 0.0%
350	RadioShack Corporation, Convertible Bond	2.500%	8/01/13	Ba2	337,313
	Pharmaceuticals – 0.2%
961	Mylan Labs, Inc., Convertible Bonds, 144A	3.750%	9/15/15	BB	1,393,450
600	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB	598,500
800	Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	819,000
2,361	Total Pharmaceuticals				2,810,950
	Real Estate – 0.8%
1,350	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,425,938
950	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	953,563
250	Boston Properties Limited Partnership, Convertible Bonds	2.875%	2/15/37	A2	250,938
450	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	448,875
750	Health Care REIT, Inc., Convertible Bonds	3.000%	12/01/29	Baa2	792,188
1,200	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.625%	4/15/27	BB+	1,203,000
750	Istar Financial Inc., Convertible Bond	0.872%	10/01/12	B+	656,250
600	National Retail Properties Inc., Convertible Bonds	5.125%	6/15/28	BBB	693,750
550	Prologis Inc., Convertible Bonds	3.250%	3/15/15	BBB-	543,813
1,500	Prologis Inc., Convertible Bonds	2.250%	4/01/37	BBB-	1,496,250
650	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB+	728,000
400	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	Baa2	461,500
450	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	463,500
9,850	Total Real Estate				10,117,565
	Road & Rail – 0.1%
649	Hertz Global Holdings Inc., Convertible Bond	5.250%	6/01/14	B-	845,323
	Semiconductors & Equipment – 1.2%
2,848	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B+	2,783,920
924	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B+	933,240
4,550	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	4,612,563
950	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	1,117,438
500	Lam Research Corporation, Convertible Bond	1.250%	5/15/18	Baa1	463,125
2,150	Micron Technology, Inc.	1.875%	6/01/14	BB-	2,007,563
1,500	ON Semiconductor Corporation	2.625%	12/15/26	BB	1,597,500
450	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB+	450,000
850	Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB+	850,000
14,722	Total Semiconductors & Equipment				14,815,349
	Software – 0.2%
950	Microsoft Corporation, Convertible Bond, 144A, (4)	0.000%	6/15/13	AAA	960,688
1,300	Symantec Corporation, Convertible Bond	1.000%	6/15/13	BBB	1,480,375
2,250	Total Software				2,441,063
	Specialty Retail – 0.0%
400	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	399,000
	Textiles, Apparel & Luxury Goods – 0.1%
850	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	BB-	835,125
	Trading Companies & Distributors – 0.1%
400	United Rentals Inc., Convertible Bonds	4.000%	11/15/15	B	672,490
386	WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	547,146
786	Total Trading Companies & Distributors				1,219,636
	Wireless Telecommunication Services – 0.1%
1,250	Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB	665,625
$ 126,496	Total Convertible Bonds (cost $132,656,940)				130,681,029
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Corporate Bonds – 13.0% (9.6% of Total Investments)
	Aerospace & Defense – 0.0%
$ 333	Hexcel Corporation, Term Loan	6.750%	2/01/15	BB+	$ 337,163
	Airlines – 0.1%
900	United Airlines Inc., 144A	12.000%	11/01/13	B3	911,250
	Auto Components – 0.1%
1,200	Cooper Standard Automitve	8.500%	5/01/18	B+	1,224,000
	Biotechnology – 0.1%
1,200	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	984,000
	Building Products – 0.1%
540	Libbey Glass Inc.	10.000%	2/15/15	B+	565,650
600	McJunkin Red Man Corporation	9.500%	12/15/16	B-	549,000
1,140	Total Building Products				1,114,650
	Capital Markets – 0.1%
950	Ares Capital Corporation, Convertible Bond	5.750%	2/01/16	BBB	909,625
	Chemicals – 0.5%
2,850	Hexion US Finance Corporation	8.875%	2/01/18	B3	2,351,250
1,200	NOVA Chemicals Corporation	8.625%	11/01/19	Ba2	1,299,000
450	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B-	439,875
2,100	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B+	2,115,750
6,600	Total Chemicals				6,205,875
	Commercial Banks – 0.8%
300	Ally Financial Inc.	8.000%	3/15/20	B+	277,686
1,400	Den Norske Bank	0.875%	2/18/35	Baa1	742,000
1,400	Den Norske Bank	0.650%	2/24/37	Baa1	742,000
2,915	Groupe BCPE	3.800%	12/30/49	BBB+	1,278,665
7,076	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	5,130,100
2,900	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	1,914,000
15,991	Total Commercial Banks				10,084,451
	Commercial Services & Supplies – 0.3%
1,200	Avis Budget Car Rental	8.250%	1/15/19	B	1,098,000
1,500	International Lease Finance Corporation, 144A	8.750%	3/15/17	BBB-	1,507,500
1,200	Ticketmaster	10.750%	8/01/16	B	1,260,000
3,900	Total Commercial Services & Supplies				3,865,500
	Communications Equipment – 0.3%
1,800	Avaya Inc., 144A	7.000%	4/01/19	B1	1,530,000
450	Avaya Inc.	10.125%	11/01/15	CCC+	329,625
750	Avaya Inc.	9.750%	11/01/15	CCC+	547,500
1,200	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,041,000
4,200	Total Communications Equipment				3,448,125
	Computers & Peripherals – 0.1%
1,050	Seagate HDD Cayman	6.875%	5/01/20	BB+	966,000
	Consumer Finance – 0.1%
900	Ally Financial Inc.	7.500%	9/15/20	B+	814,500
	Containers & Packaging – 0.1%
600	Boise Paper Holdings Company	8.000%	4/01/20	BB	608,250
	Diversified Financial Services – 0.1%
950	CIT Group Inc.	7.000%	5/01/17	B+	921,500
200	Fortis Hybrid Financing	8.250%	8/27/49	BBB	141,600
1,150	Total Diversified Financial Services				1,063,100
	Diversified Telecommunication Services – 0.4%
1,200	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	1,188,000
350	Insight Communications, 144A	9.375%	7/15/18	B-	392,000
1,200	IntelSat Jackson Holding, 144A	7.250%	10/15/20	B	1,107,000
1,200	Windstream Corporation	7.875%	11/01/17	Ba3	1,215,000
1,000	Windstream Corporation	7.500%	4/01/23	Ba3	932,500
4,950	Total Diversified Telecommunication Services				4,834,500
	Electric Utilities – 0.6%
600	Calpine Corporation, 144A	7.875%	7/31/20	BB-	579,000
900	Energy Future Holdings	10.250%	1/15/20	B-	873,000
6,400	WPS Resource Corporation	6.110%	12/01/16	Baa2	6,136,000
7,900	Total Electric Utilities				7,588,000
	Electrical Equipment – 0.1%
1,200	Kemet Corporation	10.500%	5/01/18	B+	1,260,000
	Electronic Equipment & Instruments – 0.0%
450	Amkor Technology Inc.	7.375%	5/01/18	BB	434,250
	Energy Equipment & Services – 0.1%
1,500	Alta Mesa Holdngs Finance	9.625%	10/15/18	B	1,365,000
	Food & Staples Retailing – 0.5%
5,450	CVS Caremark Corporation	6.302%	6/01/37	BBB-	5,272,875
1,200	Stater Brothers Holdings Inc.	7.375%	11/15/18	B+	1,224,000
6,650	Total Food & Staples Retailing				6,496,875
	Food Products – 0.4%
1,200	Dole Foods Company, 144A	8.000%	10/01/16	B+	1,227,000
2,700	Dole Foods Company	8.750%	7/15/13	B-	2,808,000
1,200	JBS USA LLC	7.250%	6/01/21	BB	990,000
5,100	Total Food Products				5,025,000
	Health Care Equipment & Supplies – 0.4%
1,500	Biomet Inc.	10.375%	10/15/17	B-	1,537,500
500	Biomet Inc.	10.000%	10/15/17	B-	515,000
3,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	3,045,000
5,000	Total Health Care Equipment & Supplies				5,097,500
	Health Care Providers & Services – 1.0%
600	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	582,000
450	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	427,500
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	1,965,000
3,300	HCA Inc.	8.500%	4/15/19	BB	3,498,000
900	Iasis Healthcare Capital Corporation, 144A	8.375%	5/15/19	CCC+	729,000
2,140	Select Medical Corporation	7.625%	2/01/15	CCC+	1,853,775
1,800	Select Medical Corporation	6.267%	9/15/15	CCC+	1,467,000
1,500	Tenet Healthcare Corporation	10.000%	5/01/18	BB-	1,623,750
12,690	Total Health Care Providers & Services				12,146,025
	Hotels, Restaurants & Leisure – 0.8%
1,200	CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	1,134,000
1,200	GWR Operating Partnership	10.875%	4/01/17	BB-	1,236,000
2,250	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,269,688

900	Landry’s Restaurants Inc.	11.625%	12/01/15	B	904,500
300	MGM Resorts International	9.000%	3/15/20	Ba3	311,625
600	Peninsula Gaming LLC	8.375%	8/15/15	BB	597,000
600	Penn National Gaming Inc.	8.750%	8/15/19	BB-	636,000
1,200	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	1,119,000
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.830%	3/15/14	BB	1,557,500
390	Universal City Development Partners	8.875%	11/15/15	Baa2	423,150
10,390	Total Hotels, Restaurants & Leisure				10,188,463
	Household Products – 0.3%
1,650	Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B	1,575,750
2,200	Sprectum Brands Inc.	9.500%	6/15/18	B1	2,343,000
3,850	Total Household Products				3,918,750
	Independent Power Producers & Energy Traders – 0.1%
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	1,031,250
	Industrial Conglomerates – 0.0%
300	Reynolds Group, 144A	9.000%	4/15/19	B-	255,000
	Insurance – 0.8%
10,400	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	9,400,654
	IT Services – 0.7%
300	Fidelity National Information Services Inc.	7.875%	7/15/20	Ba2	312,000
2,350	First Data Corporation, 144A	7.375%	6/15/19	B+	2,085,625
1,800	First Data Corporation, 144A	8.875%	8/15/20	B+	1,692,000
1,474	First Data Corporation	10.550%	9/24/15	B-	1,227,061
600	First Data Corporation	9.875%	9/24/15	B-	502,500
1,600	First Data Corporation	11.250%	3/31/16	CCC+	1,080,000
600	ManTech International Company	7.250%	4/15/18	BB+	594,000
600	Sungard Data Systems Inc.	7.625%	11/15/20	B	558,000
9,324	Total IT Services				8,051,186
	Machinery – 0.2%
400	AGCO Corporation, Convertible Bond	1.250%	12/15/36	BB+	445,500
1,800	Titan International Inc.	7.875%	10/01/17	B+	1,872,000
2,200	Total Machinery				2,317,500
	Media – 0.6%
600	Allbritton Communications Company, 144A	8.000%	5/15/18	B	564,000
2,000	AMC Entertainment Inc.	8.000%	3/01/14	CCC+	1,930,000
450	Cablevision Systems Corporation	7.750%	4/15/18	B+	454,500
300	Cablevision Systems Corporation	8.000%	4/15/20	B+	305,250
300	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	169,500
1,050	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	543,375
450	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	460,125
300	NexStar Mission Broadcast	8.875%	4/15/17	B	296,250
900	Nielsen Finance LLC Co	7.750%	10/15/18	B+	918,000
1,250	Reynolds Group	7.875%	8/15/19	BB-	1,206,250
7,600	Total Media				6,847,250
	Metals & Mining – 0.1%
900	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	796,500
	Multiline Retail – 0.3%
3,000	Dollar General Corporation	11.875%	7/15/17	BB-	3,315,000
	Municipal – 0.0%
600	Tops Markets	10.125%	10/15/15	B	600,000
	Oil, Gas & Consumable Fuels – 0.9%
600	Arch Coal Inc., 144A	7.000%	6/15/19	B+	570,000
1,200	Arch Coal Inc., 144A	7.250%	6/15/21	B+	1,155,000
2,400	Chaparral Energy Inc.	8.875%	2/01/17	B-	2,328,000
600	CONSOL Energy Inc.	8.000%	4/01/17	BB	627,000
600	CONSOL Energy Inc.	8.250%	4/01/20	BB	631,500
700	Energy XXI Gulf Coast Inc.	7.750%	6/15/19	B	633,500
1,200	Genesis Energy LP, 144A	7.875%	12/15/18	B	1,140,000
1,200	Hilcorp Energy I LP/Hilcorp Finance Company, 144A	7.625%	4/15/21	BB-	1,206,000
450	Western Refining Inc., 144A	10.750%	6/15/14	B	471,375
1,050	Western Refining Inc.	11.250%	6/15/17	B	1,134,000
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,597,500
11,500	Total Oil, Gas & Consumable Fuels				11,493,875
	Personal Products – 0.2%
1,800	Prestige Brands Inc.	8.250%	4/01/18	B	1,836,000
600	Revlon Consumer Products	9.750%	11/15/15	B	628,500
2,400	Total Personal Products				2,464,500
	Pharmaceuticals – 0.4%
900	Mylan Inc., 144A	7.875%	7/15/20	BB	940,500
3,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB	2,655,000
1,800	Warner Chilcott Company LLC	7.750%	9/15/18		1,719,000
5,700	Total Pharmaceuticals				5,314,500
	Real Estate – 0.1%
1,200	Entertainment Properties Trust	7.750%	7/15/20	Baa3	1,284,000
	Road & Rail – 0.1%
900	Avis Budget Car Rental	9.625%	3/15/18	B	891,000
	Semiconductors & Equipment – 0.2%
2,000	Freescale Semiconductor Inc.	9.250%	4/15/18	Ba3	2,055,000
261	NXP BV	4.355%	10/15/13	B+	252,518
2,261	Total Semiconductors & Equipment				2,307,518
	Software – 0.1%
1,000	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	890,000
	Specialty Retail – 0.5%
1,154	Brookstone Company Inc.	13.000%	10/15/14	CCC+	813,570
1,350	Claires Stores, Inc.	9.250%	6/01/15	CCC	1,039,500
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	852,000
300	Express LLC	8.750%	3/01/18	B+	315,000
1,200	Toys “R” Us, Inc.	7.375%	10/15/18	B3	1,020,000
1,500	Toys “R” Us Property Company II LLC	8.500%	12/01/17	Ba1	1,462,500
6,704	Total Specialty Retail				5,502,570
	Transportation Infrastructure – 0.1%
1,714	AWAS Aviation Capital Limited, 144A	7.000%	10/15/16	BBB-	1,679,327
	Wireless Telecommunication Services – 0.2%
1,500	IPCS, Inc.	2.379%	5/01/13	BB-	1,365,000
1,775	Sprint Nextel Corporation	8.375%	8/15/17	BB-	1,650,749
3,275	Total Wireless Telecommunication Services				3,015,749
$ 171,772	Total Corporate Bonds (cost $166,158,855)				158,348,231
Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Capital Preferred Securities – 24.3% (17.9% of Total Investments)
	Capital Markets – 0.4%
2,800	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 2,072,000
1,600	Credit Suisse Guernsey	0.976%	5/15/17	A3	1,044,272
3,100	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Baa3	1,875,500
	Total Capital Markets				4,991,772
	Commercial Banks – 8.0%
9,350	AgFirst Farm Credit Bank	7.300%	12/15/53	A	8,846,035
2,120	Banco Santander Finance	10.500%	9/29/49	A-	2,120,426
3,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	2,790,000
3,200	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	2,880,000
2,500	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	BB+	2,300,000
4,875	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	3,997,500
2,000	Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	A-	1,440,000
1,000	Barclays Bank PLC	6.278%	12/15/34	A-	669,688
3,000	BB&T Capital Trust II	6.750%	6/07/36	Baa1	3,061,446
3,800	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	3,781,000
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,751,719
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A-	3,636,535
4,800	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,984,000
1,450	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	870,000
1,300	HSBC America Capital Trust I, 144A	7.808%	12/15/26	A-	1,239,290
1,000	HSBC Bank PLC	0.850%	6/11/49	A	520,000
9,300	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	11,299,500
100	HSBC Financial Capital Trust IX	5.911%	11/30/15	Baa1	83,000
4,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	4,194,052
4,150	NB Capital Trust II	7.830%	12/15/26	BB+	3,735,000
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa3	9,200,000
4,490	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	5,399,225
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	1,840,520
1,100	Societe Generale, 144A	1.051%	12/31/49	BBB+	717,497
8,310	Societe Generale	8.750%	10/07/49	BBB+	6,319,755
6,500	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	5,835,934
	Total Commercial Banks				96,512,122
	Consumer Finance – 0.4%
5,500	Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	5,252,500
	Diversified Financial Services – 0.9%
10	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	370,013
5,270	Bank One Capital III	8.750%	9/01/30	A2	6,512,545
4,300	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	4,315,626
	Total Diversified Financial Services				11,198,184
	Diversified Telecommunication Services – 1.8%
19	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	22,043,363
	Electric Utilities – 0.8%
8,200	Dominion Resources Inc.	7.500%	6/30/16	BBB	8,456,250
1,600	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	1,528,000
	Total Electric Utilities				9,984,250
	Insurance – 10.5%
1,500	Allstate Corporation	6.500%	5/15/67	Baa1	1,335,000
3,600	Allstate Corporation	6.125%	5/15/67	Baa1	3,235,500
8,275	AXA SA, 144A	6.379%	12/14/36	Baa1	5,668,375
5,700	AXA	8.600%	12/15/30	A3	6,381,526
8,065	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	6,935,900
4,000	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	3,465,000
16,025	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	11,177,438
2,000	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	1,917,824
750	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	690,000
8,900	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	7,787,500
11,370	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	11,199,450
9,700	National Financial Services Inc.	6.750%	5/15/37	Baa2	8,160,125
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,521,373
9,100	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	8,530,340
8,500	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,862,500
2,700	Progressive Corporation, (4)	6.700%	6/15/67	A2	2,679,750
3,100	Prudential Financial Inc.	8.875%	6/15/18	BBB+	3,344,125
4,000	Prudential PLC	6.500%	6/29/49	A-	3,320,000
8,300	Swiss Re Capital I	6.854%	5/25/16	A-	7,548,684
1,200	White Mountains Re Group Limited	7.506%	6/30/17	BB+	1,101,204
19,200	XL Capital Ltd	6.500%	10/15/57	BBB-	15,072,000
8,000	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	7,040,000
1,100	ZFS Finance USA Trust V	6.500%	5/09/67	A	951,500
	Total Insurance				126,925,114
	Oil, Gas & Consumable Fuels – 0.4%
5,360	TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	5,336,979
	Road & Rail – 1.0%
12,410	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,487,563
	U.S. Agency – 0.1%
1	Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,039,217
	Total Capital Preferred Securities (cost $316,421,328)				295,771,064
Shares	Description (1)				Value
	Investment Companies – 2.1% (1.5% of Total Investments)
682,749	BlackRock Credit Allocation Income Trust II				$ 6,376,876
679,959	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				10,879,344
469,287	John Hancock Preferred Income Fund III				7,574,292
	Total Investment Companies (cost $36,235,694)				24,830,512
Shares	Description (1)				Value
	Warrants – 0.0% (0.0% of Total Investments)
161,766	Gran Colombia Gold Corporation				$ 26,243
10,945	Medianews Group Inc., (10)				12,698
	Total Warrants (cost $127,535)				38,941
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.1% (2.3% of Total Investments)
$ 31,195	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $31,194,711, collateralized by: $1,175,000 U.S. Treasury Bonds, 5.375%, due 2/15/31, value $1,656,750, $250,000 U.S. Treasury Bonds, 4.625%, due 2/15/40, value $331,565 and $27,685,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $29,830,588	0.010%	10/03/11		$ 31,194,685
6,459	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $6,458,632, collateralized by $6,225,000 U.S. Treasury Notes, 2.215%, due 11/30/14, value $6,590,719	0.010%	10/03/11		6,458,627
$ 37,654	Total Short-Term Investments (cost $37,653,312)				37,653,312
	Total Investments (cost $1,731,030,084) – 135.5%				1,648,235,496

Shares	Description (1)				Value
	Common Stocks Sold Short – (0.6)%
	Chemicals – (0.1)%
(12,500)	Sigma-Aldrich Corporation				$ (772,375)
	Computers & Peripherals – (0.0)%
(1,300)	Apple, Inc., (2)				(495,534)
	Food Products – (0.1)%
(12,600)	Green Mountain Coffee Inc., (2)				(1,171,044)
	Hotels, Restaurants & Leisure – (0.2)%
(3,100)	Chipotle Mexican Grill, (2)				(939,145)
(10,400)	Panera Bread Company, (2)				(1,080,976)
	Total Hotels, Restaurants & Leisure				(2,020,121)
	Household Products – (0.0)%
(8,000)	Reckitt Benckiser Group PLC, (3)				(405,344)
	Internet & Catalog Retail – (0.1)%
(5,100)	Amazon.com, Inc., (2)				(1,102,773)
	Software – (0.0)%
(4,000)	Salesforce.com, Inc., (2)				(457,120)
	Specialty Retail – (0.1)%
(13,800)	Tiffany & Co.				(839,316)
	Total Common Stocks Sold Short (proceeds $4,715,854)				(7,263,627)
	Borrowings – (33.9)% (11), (12)				(412,300,000)
	Other Assets Less Liabilities – (1.0)% (13)				(12,187,359)
	Net Assets Applicable to Common Shares – 100%				$ 1,216,484,510

Investments in Derivatives at September 30, 2011:

Put Options Purchased outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (14)	Date	Price	Value
125	Autozone Inc.	$2,500,000	1/21/12	$200.0	$ 14,063
125	Total Put Options (cost $279,861)	$2,500,000			$ 14,063

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (14)	Date	Price	Value
(1,096)	Aetna Inc.	$ (3,836,000)	1/21/12	$ 35.0	$ (465,800)
(605)	AngloGold Ashanti Limited	(2,722,500)	1/21/12	45.0	(160,325)
(80)	AngloGold Ashanti Limited	(400,000)	1/21/12	50.0	(10,600)
(382)	AstraZeneca PLC	(1,910,000)	1/21/12	50.0	(33,425)
(895)	Barrick Gold Corporation	(4,475,000)	1/21/12	50.0	(293,113)
(896)	Cameco Corporation	(3,136,000)	1/21/12	35.0	(4,480)
(720)	Cameco Corporation	(2,880,000)	1/21/12	40.0	(3,600)
(240)	Cameco Corporation	(1,080,000)	1/21/12	45.0	(1,200)
(480)	Chesapeake Energy Corporation	(1,200,000)	1/21/12	25.0	(177,600)
(300)	Chesapeake Energy Corporation	(900,000)	1/21/12	30.0	(52,800)
(1,100)	Eli Lilly & Company	(3,850,000)	1/21/12	35.0	(360,250)
(1,360)	Exelon Corporation	(5,780,000)	1/21/12	42.5	(299,200)
(434)	Gold Fields Limited	(651,000)	1/21/12	15.0	(79,639)
(710)	Gold Fields Limited	(1,136,000)	1/21/12	16.0	(96,560)
(1,021)	Gold Fields Limited	(1,786,750)	1/21/12	17.5	(85,253)
(1,665)	Kroger Company	(3,746,250)	1/21/12	22.5	(216,450)
(525)	Lockheed Martin Corporation	(4,200,000)	1/21/12	80.0	(91,875)
(690)	Microsoft Corporation	(2,070,000)	1/21/12	30.0	(16,905)
(657)	Newmont Mining Corporation	(3,777,750)	1/21/12	57.5	(599,512)
(2,370)	Nokia Corporation	(2,370,000)	1/21/12	10.0	(13,035)
(1,710)	Nokia Corporation	(2,137,500)	1/21/12	12.5	(4,275)
(711)	Suncor Energy Inc,	(2,844,000)	1/21/12	40.0	(12,087)
(7,510)	Thales S.A.	(21,028,000)	3/17/12	28.0	(58,357)
(1,000)	Turkcell Iletisim Hizmet	(1,500,000)	10/22/11	15.0	(10,000)
(1,090)	Tyson Foods, Inc.	(1,907,500)	1/21/12	17.5	(168,950)
(639)	Wal-Mart Stores, Inc.	(3,674,250)	1/21/12	57.5	(34,506)
(639)	Wal-Mart Stores, Inc.	(3,834,000)	1/21/12	60.0	(12,780)
(29,525)	Total Call Options (cost $5,197,891)	$(88,832,500)			$ (3,362,577)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$ 103,075,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$ (16,868)
JPMorgan	103,075,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(1,727,123)
Morgan Stanley	103,075,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(4,719,845)
							$ (6,463,836)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$ 254,614,410	$ 165,164,489	$ —	$ 419,778,899
Convertible Preferred Securities	5,621,829	9,713,694	—	15,335,523
$25 Par (or similar) Preferred Securities	428,387,833	34,069,675	—	462,457,508
Variable Rate Senior Loan Interests	—	103,340,477	—	103,340,477
Convertible Bonds	—	130,681,029	—	130,681,029
Corporate Bonds	—	158,348,231	—	158,348,231
Capital Preferred Securities	—	295,771,064	—	295,771,064
Investment Companies	24,830,512	—	—	24,830,512
Warrants	26,243	—	12,698	38,941
Short-Term Investments	—	37,653,312	—	37,653,312
Common Stocks Sold Short*	(6,858,283)	(405,344)	—	(7,263,627)
Derivatives:
Put Options Purchased	14,063	—	—	14,063
Call Options Written	(3,362,577)	—	—	(3,362,577)
Interest Rate Swaps**	—	(6,463,836)	—	(6,463,836)
Total	$ 703,274,030	$ 927,872,791	$ 12,698	$ 1,631,159,519

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

			Level 3	Level 3	Level 3
			Corporate Bonds	Warrants	Total
Balance at the beginning of period			$ 5,140,906	$ —	$ 5,140,906
Gains (losses):
Net realized gains (losses)			(3,636,034)	—	(3,636,034)
Net change in unrealized appreciation (depreciation)			3,725,728	12,698	3,738,426
Purchases at cost			—	—	—
Sales at proceeds			(5,304,000)	—	(5,304,000)
Net discounts (premiums)			73,400	—	73,400
Transfers in to			—	—	—
Transfers out of			—	—	—
Balance at the end of period			$ —	$ 12,698	$ 12,698

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodologies, changes in the observability of inputs or changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$4,714,185	$ (139,866,431)	$139,866,431	$ (4,714,185)	$ —	$ —

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$ 14,063	Call options written, at value	$ 3,362,577
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$ —	Unrealized depreciation on interest rate swaps*	$ 6,463,836
Total			$ 14,063		$ 9,826,413

* Value represents cumulative unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding common stocks sold short and investments in derivatives) was $1,740,396,585.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short and investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 63,250,680
Depreciation	(155,411,769)

Net unrealized appreciation (depreciation) of investments	$ (92,161,089)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(7)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(8)	At or subsequent to September 30, 2011, this issue was under the protection of the Federal Bankruptcy Court.
(9)	Non-income producing security, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(10)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(11)	Borrowings as a percentage of Total Investments is 25.0%.
(12)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2011, investments with a value of $853,360,329 have been pledged as collateral for Borrowings.

(13)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.
(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
GDR	Global Depositary Receipt.
PPLUS	PreferredPlus Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011